UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
             COMMON STOCK -- 96.0%
             BERMUDA -- 1.4%
    60,376   Accenture Class A                                         2,521,302
    39,338   ACE                                                       1,994,437
     5,400   Allied World Assurance Holdings                             224,694
    23,667   Axis Capital Holdings                                       749,770
     3,300   Central European Media Enterprises
                Class A (1)                                              274,725
    27,244   Nabors Industries (1)                                       993,316
     8,800   PartnerRe                                                   618,816
     5,890   Platinum Underwriters Holdings                              212,629
    12,700   RenaissanceRe Holdings                                      646,049
    18,800   XL Capital Class A                                          336,332
                                                                    ------------
             Total Bermuda                                             8,572,070
                                                                    ------------
             CANADA -- 9.4%
    18,000   Addax Petroleum                                             703,155
     7,000   AGF Management Class B                                      150,024
    27,897   ARC Energy Trust                                            799,821
     3,200   Atco Class I                                                158,922
    13,300   Bank of Montreal                                            622,841
    57,773   Bank of Nova Scotia                                       2,820,645
    36,295   Barrick Gold                                              1,537,317
    42,310   BCE                                                       1,609,408
     5,550   Bell Aliant Regional Communications
                Income Fund (1)(2)(3)(4)                                 143,995
    29,100   Brookfield Asset Management Class A                         980,707
     3,400   Cameco                                                      121,426
    41,215   Canadian National Railway                                 2,173,682
    11,500   Canadian Oil Sands Trust                                    577,865
    24,200   Canadian Pacific Railway                                  1,520,035
    10,700   Davis & Henderson Income Fund                               154,171
    24,200   Dundee Class A (1)                                          304,953
    13,191   EnCana                                                      952,247
    12,615   Enerplus Resources Fund                                     519,233
    30,500   Ensign Energy Services                                      630,141
    16,800   Fording Canadian Coal Trust                               1,485,365
    48,654   Gerdau Ameristeel                                           776,518
    36,300   Goldcorp                                                  1,352,784
    18,800   Harry Winston Diamond                                       399,433
    39,300   Husky Energy                                              1,740,610
    28,200   Imperial Oil                                              1,389,753
    11,900   MacDonald Dettwiler & Associates (1)                        374,774
    53,652   Manulife Financial                                        1,976,901
    26,900   Methanex                                                    723,412
     6,600   Mullen Group Income Fund                                    125,720
    13,800   Nexen                                                       434,207
    11,800   Northbridge Financial                                       377,734
    22,739   Penn West Energy Trust                                      681,481
    24,467   Penn West Energy Trust (United States)                      733,765
    51,500   Petro-Canada                                              2,377,542
    14,900   Peyto Energy Trust                                          244,961
    17,356   Potash Corp. of Saskatchewan                              3,566,652
    42,494   Power Corp. of Canada                                     1,296,364
     4,800   Power Financial                                             158,484

  Shares                                                                Value $
----------                                                          ------------
    17,900   Progress Energy Trust                                       258,962
    32,784   Research In Motion (1)                                    4,030,027
    57,200   Rogers Communications Class B                             1,932,742
    67,186   Royal Bank of Canada                                      3,101,044
     9,700   Saputo                                                      251,099
    72,058   Shaw Communications Class B                               1,528,866
    29,307   Shoppers Drug Mart                                        1,556,246
    13,200   Sierra Wireless (1)                                         163,888
    11,800   SNC-Lavalin Group                                           641,928
    56,700   Sun Life Financial                                        2,204,415
    11,600   Suncor Energy                                               630,708
     2,079   Teck Cominco Class B                                         95,512
    33,709   Teck Cominco Class B (United States)                      1,549,603
    49,344   Toronto-Dominion Bank                                     3,002,479
    34,700   TransCanada                                               1,345,697
    29,900   Trinidad Drilling                                           391,384
    11,500   Vermilion Energy Trust                                      444,632
                                                                    ------------
             Total Canada                                             59,826,280
                                                                    ------------
             CAYMAN ISLANDS -- 0.2%
     8,100   Garmin                                                      288,927
     4,900   Herbalife                                                   211,631
    58,611   Seagate Technology                                          877,406
                                                                    ------------
             Total Cayman Islands                                      1,377,964
                                                                    ------------
             PUERTO RICO -- 0.0%
    31,700   W Holding                                                    25,360
                                                                    ------------
             UNITED STATES -- 85.0%
             ALLIANCE DATA SYSTEMS -- 0.2%
    10,500   Arbitron                                                    493,500
    14,900   CSG Systems International (1)                               264,326
    15,800   Global Cash Access Holdings (1)                              94,642
    26,600   Perot Systems Class A (1)                                   444,752
                                                                    ------------
                                                                       1,297,220
             AMUSEMENT & RECREATION
             SERVICES -- 0.0%
    16,100   World Wrestling Entertainment                               263,879
                                                                    ------------
             APPAREL & ACCESSORY STORES -- 0.7%
    18,841   Abercrombie & Fitch Class A                               1,040,400
    42,500   Nordstrom                                                 1,221,450
    15,500   Polo Ralph Lauren                                           917,135
    29,000   Ross Stores                                               1,100,840
                                                                    ------------
                                                                       4,279,825
             AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS -- 0.3%
    20,500   Advance Auto Parts                                          842,345
     9,067   Autozone (1)                                              1,181,339
                                                                    ------------
                                                                       2,023,684
             AUTOMOTIVE REPAIR, SERVICES &
             PARKING -- 0.1%
     7,476   Ryder System                                                493,117
    10,800   Wright Express (1)                                          286,740
                                                                    ------------
                                                                         779,857

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
             BUILDING CONSTRUCTION GENERAL
             CONTRACTORS -- 0.2%
    13,800   DR Horton                                                   153,456
     1,500   NVR (1)                                                     828,480
                                                                    ------------
                                                                         981,936
             BUILDING MATERIALS, HARDWARE,
             GARDEN SUPPLY & MOBILE HOME
             DEALERS -- 0.6%
   111,234   Lowe's                                                    2,260,275
    26,072   Sherwin-Williams                                          1,388,334
                                                                    ------------
                                                                       3,648,609
             BUSINESS SERVICES -- 5.5%
    25,700   Activision Blizzard (1)                                     924,686
    17,900   Acxiom                                                      229,836
    22,226   Affiliated Computer Services
                Class A (1)                                            1,071,293
    36,467   Automatic Data Processing                                 1,557,506
    10,300   CACI International Class A (1)                              463,088
    13,100   Cadence Design Systems (1)                                   96,809
    49,400   Check Point Software Technologies (1)                     1,127,802
     9,400   Ciber (1)                                                    66,458
    11,837   Equifax                                                     415,360
     9,700   Fair Isaac                                                  215,922
    26,400   Fidelity National Information Services                      500,280
     9,802   Google Class A (1)                                        4,643,697
     7,065   Imergent                                                     75,596
    13,200   Lender Processing Services                                  440,220
     3,826   Mastercard Class A                                          934,118
   473,938   Microsoft                                                12,189,685
     3,700   MicroStrategy Class A (1)                                   223,628
     7,900   NetFlix (1)                                                 244,031
    44,166   Omnicom Group                                             1,885,447
   280,058   Oracle (1)                                                6,029,649
    24,000   Premiere Global Services (1)                                362,640
     8,400   Sybase (1)                                                  282,324
    40,700   Total System Services                                       796,906
     8,700   Ultimate Software Group (1)                                 228,201
    15,920   United Online                                               172,891
                                                                    ------------
                                                                      35,178,073
             CHEMICALS & ALLIED PRODUCTS -- 9.9%
    92,792   Abbott Laboratories                                       5,227,901
    19,500   Air Products & Chemicals                                  1,856,595
    62,005   Amgen (1)                                                 3,883,373
     9,200   APP Pharmaceuticals (1)                                     217,672
    10,400   Arch Chemicals                                              333,840
     3,200   CF Industries Holdings                                      523,072
     1,800   Colgate-Palmolive                                           133,686
    12,500   Eastman Chemical                                            749,500
    42,078   EI Du Pont de Nemours                                     1,843,437
    49,696   Eli Lilly                                                 2,341,179
    20,200   Estee Lauder                                                890,820
    35,318   Genentech (1)                                             3,364,040
    16,100   Genzyme (1)                                               1,234,065
    66,382   Gilead Sciences (1)                                       3,583,300

  Shares                                                                Value $
----------                                                          ------------
    12,400   Inter Parfums                                               185,752
   150,875   Johnson & Johnson                                        10,330,411
    56,000   King Pharmaceuticals (1)                                    644,560
     7,700   Koppers Holdings                                            332,717
    66,528   Merck                                                     2,188,771
    29,592   Monsanto                                                  3,524,703
     3,500   NewMarket                                                   216,160
    12,800   PetMed Express (1)                                          185,600
   328,000   Pfizer                                                    6,123,760
   159,393   Procter & Gamble                                         10,437,054
    13,700   Sciele Pharma                                               255,505
     2,700   Stepan                                                      154,872
     9,500   Terra Industries                                            513,000
    28,600   Viropharma (1)                                              352,066
    36,579   Wyeth                                                     1,482,181
                                                                    ------------
                                                                      63,109,592
             COAL MINING -- 0.2%
     6,169   Alliance Resource Partners LP                               297,161
     8,000   Alpha Natural Resources (1)                                 791,600
                                                                    ------------
                                                                       1,088,761
             COMMUNICATIONS -- 3.6%
   313,118   AT&T                                                      9,647,166
     9,100   Atlantic Telegraph Network                                  278,369
     6,796   CenturyTel                                                  252,743
   175,600   Charter Communications Class A (1)                          200,184
    36,170   Comcast Class A                                             745,825
    27,100   CTC Media (1)                                               626,281
    58,507   DIRECTV Group (1)                                         1,580,859
    45,500   DISH Network Class A (1)                                  1,338,610
    20,800   Syniverse Holdings (1)                                      336,960
    19,700   USA Mobility                                                159,964
   148,661   Verizon Communications                                    5,060,421
    53,896   Viacom Class B (1)                                        1,505,315
   101,400   Windstream                                                1,208,688
                                                                    ------------
                                                                      22,941,385
             DEPOSITORY INSTITUTIONS -- 6.9%
   244,709   Bank of America                                           8,050,926
    84,197   Bank of New York Mellon                                   2,988,993
    75,905   BB&T                                                      2,126,858
    50,600   Capital One Financial                                     2,118,116
     4,000   Capitol Bancorp                                              53,160
    14,000   Central Pacific Financial                                   154,980
   121,339   Citigroup                                                 2,267,826
    10,200   City Bank                                                    96,798
     3,300   Community Trust Bancorp                                     101,706
    24,300   Corus Bankshares                                             95,013
     9,700   First State Bancorporation                                   49,470
   178,316   JPMorgan Chase                                            7,244,979
    39,800   Keycorp                                                     419,890
    13,400   M&T Bank                                                    943,092
     4,400   Midwest Banc Holdings                                        24,508
    32,436   National City                                               153,422
    19,300   Northern Trust                                            1,508,681

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
    11,600   Pacific Capital Bancorp                                     151,612
    33,700   PNC Financial Services Group                              2,402,473
    49,518   Regions Financial                                           469,431
    20,900   South Financial Group                                       126,027
    12,100   Sterling Financial                                           90,508
    20,800   TCF Financial                                               265,200
   121,249   U.S. Bancorp                                              3,711,432
    12,000   Umpqua Holdings                                             162,960
   135,876   Wachovia                                                  2,346,579
   185,517   Wells Fargo                                               5,615,600
     9,800   Wilmington Trust                                            230,986
                                                                    ------------
                                                                      43,971,226
             EATING & DRINKING PLACES -- 1.0%
     8,600   Brinker International                                       158,154
    28,900   Burger King Holdings                                        775,387
    61,505   McDonald's                                                3,677,384
    53,253   Yum! Brands                                               1,907,522
                                                                    ------------
                                                                       6,518,447
             EDUCATIONAL SERVICES -- 0.0%
     1,200   Strayer Education                                           267,240
                                                                    ------------
             ELECTRIC & OTHER ELECTRICAL
             EQUIPMENT -- 6.4%
    40,800   Amkor Technology (1)                                        357,408
    42,000   Analog Devices                                            1,281,420
   157,817   Cisco Systems (1)                                         3,470,396
     5,300   Comtech Telecommunications (1)                              260,389
    15,400   CTS                                                         198,044
    16,800   Diodes (1)                                                  436,296
    68,491   Emerson Electric                                          3,335,512
   433,218   General Electric                                         12,255,737
    28,200   Harris                                                    1,357,830
   303,143   Intel                                                     6,726,743
    15,900   IXYS (1)                                                    194,616
    26,200   Linear Technology                                           813,510
    16,486   Maxim Integrated Products                                   323,785
    34,300   Micrel                                                      326,536
    26,831   Microchip Technology                                        856,714
    61,221   National Semiconductor                                    1,282,580
    80,654   Qualcomm                                                  4,463,392
    33,800   Smart Modular Technologies WWH (1)                          132,158
    95,686   Texas Instruments                                         2,332,825
                                                                    ------------
                                                                      40,405,891
             ELECTRIC, GAS & SANITARY
             SERVICES -- 2.4%
    31,651   Alliant Energy                                            1,020,112
     7,200   American Ecology                                            226,872
    46,985   American Electric Power                                   1,855,907
    26,100   Cleco                                                       655,893
    17,441   Dominion Resources                                          770,543
    16,465   DTE Energy                                                  674,736
    18,193   Entergy                                                   1,945,196
    38,589   Exelon                                                    3,033,867
    22,400   Mirant (1)                                                  685,664

  Shares                                                                Value $
----------                                                          ------------
    52,822   Republic Services                                         1,716,715
    50,000   TECO Energy                                                 927,500
    40,490   Waste Management                                          1,439,015
                                                                    ------------
                                                                      14,952,020
             ENGINEERING, ACCOUNTING & RESEARCH
             MANAGEMENT -- 0.1%
     1,800   Landauer                                                    115,794
    19,600   Pharmaceutical Product Development                          747,544
                                                                    ------------
                                                                         863,338
             FABRICATED METAL PRODUCTS -- 0.5%
     6,458   Alliant Techsystems (1)                                     639,277
    49,594   Illinois Tool Works                                       2,323,479
                                                                    ------------
                                                                       2,962,756
             FOOD & KINDRED PRODUCTS -- 3.5%
    17,474   Anheuser-Busch                                            1,184,038
    47,945   Archer-Daniels-Midland                                    1,372,665
    34,200   Campbell Soup                                             1,244,196
   133,688   Coca-Cola                                                 6,884,932
     3,900   Flowers Foods                                               117,273
    26,100   General Mills                                             1,680,579
    22,500   HJ Heinz                                                  1,133,550
    30,844   Hormel Foods                                              1,115,628
    27,800   Kellogg                                                   1,475,068
     8,900   Lance                                                       163,760
    15,174   Pepsi Bottling Group                                        422,596
    81,305   PepsiCo                                                   5,411,661
                                                                    ------------
                                                                      22,205,946
             FOOD STORES -- 0.4%
    39,300   Kroger                                                    1,111,404
    43,200   Safeway                                                   1,154,304
                                                                    ------------
                                                                       2,265,708
             FORESTRY -- 0.1%
    19,552   Plum Creek Timber REIT                                      952,573
                                                                    ------------
             GENERAL MERCHANDISE STORES -- 2.5%
    37,559   Costco Wholesale                                          2,354,198
    47,400   Target                                                    2,143,902
    53,520   TJX                                                       1,804,160
   162,468   Wal-Mart Stores                                           9,523,874
                                                                    ------------
                                                                      15,826,134
             HEALTH SERVICES -- 0.3%
     6,100   Amedisys (1)                                                391,132
    23,300   Laboratory Corp. of America Holdings (1)                  1,574,614
     4,600   Pediatrix Medical Group (1)                                 223,790
                                                                    ------------
                                                                       2,189,536
             HOLDING & OTHER INVESTMENT
             OFFICES -- 1.4%
    13,552   Anthracite Capital REIT                                      85,649
    15,000   Arbor Realty Trust REIT                                     164,400
        36   Berkshire Hathaway Class A (1)                            4,120,200
       874   Brookfield Infrastructure Partners LP                        16,344
    12,500   Capital Trust REIT Class A                                  192,750
    17,100   Colonial Properties Trust REIT                              341,316

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
    16,500   Gramercy Capital REIT                                       111,540
    62,810   Host Hotels & Resorts REIT                                  823,439
    25,100   JER Investors Trust REIT                                    151,102
    40,900   NorthStar Realty Finance REIT                               342,742
    13,700   Omega Healthcare Investors REIT                             236,599
    22,733   Simon Property Group REIT                                 2,105,758
     5,010   Winthrop Realty Trust REIT                                   20,190
                                                                    ------------
                                                                       8,712,029
             HOME FURNITURE, FURNISHINGS &
             EQUIPMENT STORES -- 0.4%
    31,600   Bed Bath & Beyond (1)                                       879,428
    40,891   Best Buy                                                  1,624,191
                                                                    ------------
                                                                       2,503,619
             HOTELS, ROOMING HOUSES,
             CAMPS -- 0.2%
    47,900   Marriott International Class A                            1,241,089
                                                                    ------------
             INDUSTRIAL & COMMERCIAL
             MACHINERY/COMPUTER
             EQUIPMENT -- 6.7%
    45,425   3M                                                        3,197,466
     3,500   AAON                                                         66,535
     3,400   Ampco-Pittsburgh                                            147,832
    39,447   Apple (1)                                                 6,270,101
   111,278   Applied Materials                                         1,927,335
    43,766   Caterpillar                                               3,042,612
     9,500   Cymer (1)                                                   251,655
    35,542   Deere                                                     2,493,627
   132,314   Dell (1)                                                  3,250,955
     4,800   Flowserve                                                   640,032
   125,592   Hewlett-Packard                                           5,626,522
    73,594   International Business Machines                           9,418,560
    23,400   Kulicke & Soffa Industries (1)                              148,824
    11,500   Lam Research (1)                                            378,235
    23,777   Lexmark International Class A (1)                           834,097
     8,720   Smith International                                         648,593
    18,000   Stanley Works                                               800,640
    21,200   Terex (1)                                                 1,003,396
    24,500   Varian Medical Systems (1)                                1,470,000
    32,639   Western Digital (1)                                         939,677
                                                                    ------------
                                                                      42,556,694
             INSURANCE CARRIERS -- 4.1%
    34,563   Aetna                                                     1,417,429
    40,478   Aflac                                                     2,250,982
    50,633   Allstate                                                  2,340,257
    37,523   American International Group                                977,474
     4,688   Assurant                                                    281,842
    43,800   Chubb                                                     2,104,152
    25,600   Cincinnati Financial                                        712,704
    49,700   Genworth Financial Class A                                  793,709
    25,100   Hartford Financial Services Group                         1,591,089
    16,929   HCC Insurance Holdings                                      383,442
    11,800   Horace Mann Educators                                       163,548
    16,800   Meadowbrook Insurance Group                                 107,688

  Shares                                                                Value $
----------                                                          ------------
    47,300   MetLife                                                   2,401,421
     7,800   Prudential Financial                                        537,966
     5,900   RLI                                                         322,258
     9,000   Safeco                                                      595,440
     5,600   Safety Insurance Group                                      237,832
    10,720   Selective Insurance Group                                   231,552
    16,400   Torchmark                                                   952,020
     8,100   Transatlantic Holdings                                      469,314
    59,219   Travelers                                                 2,612,742
    79,012   UnitedHealth Group                                        2,218,657
    36,551   WellPoint (1)                                             1,917,100
    18,085   WR Berkley                                                  427,168
     4,200   Zenith National Insurance                                   144,522
                                                                    ------------
                                                                      26,192,308
             MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS -- 3.2%
    45,817   Agilent Technologies (1)                                  1,652,161
    12,900   Alcon (1)                                                 2,224,347
    18,500   Baxter International                                      1,269,285
    25,663   Becton Dickinson                                          2,179,045
     1,900   Intuitive Surgical (1)                                      591,451
    63,679   Medtronic                                                 3,364,161
     6,100   MKS Instruments (1)                                         125,660
     9,800   MTS Systems                                                 410,522
    22,972   Rockwell Collins                                          1,141,479
     3,600   Roper Industries                                            220,248
    47,839   St. Jude Medical (1)                                      2,228,341
    25,300   Stryker                                                   1,624,007
     4,700   Techne (1)                                                  373,744
    12,400   Waters (1)                                                  842,456
    28,553   Zimmer Holdings (1)                                       1,967,587
                                                                    ------------
                                                                      20,214,494
             METAL MINING -- 0.5%
    16,492   Freeport-McMoRan Copper & Gold                            1,595,601
    27,551   Newmont Mining                                            1,321,346
                                                                    ------------
                                                                       2,916,947
             MISCELLANEOUS MANUFACTURING
             INDUSTRIES -- 0.2%
    33,845   Hasbro                                                    1,310,478
                                                                    ------------
             MISCELLANEOUS RETAIL -- 1.3%
    13,549   Amazon.com (1)                                            1,034,331
    97,231   CVS/Caremark                                              3,548,931
    18,700   Dollar Tree (1)                                             701,250
    29,400   Tiffany                                                   1,111,026
    61,359   Walgreen                                                  2,107,068
                                                                    ------------
                                                                       8,502,606
             MOTION PICTURES -- 0.5%
   111,349   Time Warner                                               1,594,518
    43,440   Walt Disney                                               1,318,404
                                                                    ------------
                                                                       2,912,922
             MOTOR FREIGHT TRANSPORTATION &
             WAREHOUSING -- 0.2%
     6,100   Forward Air                                                 223,199

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
    24,537   JB Hunt Transport Services                                  907,378
                                                                    ------------
                                                                       1,130,577
             NON-DEPOSITORY CREDIT
             INSTITUTIONS -- 0.4%
    23,452   American Capital                                            476,545
    44,176   American Express                                          1,639,813
    15,500   AmeriCredit (1)                                             135,935
     7,600   Asta Funding                                                 60,800
    29,000   MCG Capital                                                 138,620
                                                                    ------------
                                                                       2,451,713
             OIL & GAS EXTRACTION -- 5.2%
    27,858   Anadarko Petroleum                                        1,613,257
     9,205   Apache                                                    1,032,525
    20,373   Baker Hughes                                              1,689,125
    34,986   BJ Services                                               1,028,588
    11,900   Bronco Drilling (1)                                         208,250
    23,500   Chesapeake Energy                                         1,178,525
    10,000   Cimarex Energy                                              521,100
    11,400   CNX Gas (1)                                                 356,022
    33,821   Devon Energy                                              3,209,275
     4,600   Diamond Offshore Drilling                                   548,780
    25,000   ENSCO International                                       1,728,500
    16,700   Grey Wolf (1)                                               142,618
    21,800   Noble                                                     1,130,766
    24,611   Noble Energy                                              1,818,015
    53,942   Occidental Petroleum                                      4,252,248
    13,164   Patterson-UTI Energy                                        374,121
    17,700   Rowan                                                       704,460
    48,004   Schlumberger                                              4,877,206
     4,500   St. Mary Land & Exploration                                 191,520
    20,497   Transocean                                                2,788,207
     8,000   W&T Offshore                                                354,080
    40,162   Weatherford International (1)                             1,515,312
    31,250   XTO Energy                                                1,475,938
                                                                    ------------
                                                                      32,738,438
             PETROLEUM REFINING -- 6.8%
     7,600   Ashland                                                     317,452
   108,691   Chevron                                                   9,190,911
    84,886   ConocoPhillips                                            6,928,395
   261,817   Exxon Mobil                                              21,057,941
    28,200   Headwaters (1)                                              369,702
    15,716   Hess                                                      1,593,602
     7,119   Marathon Oil                                                352,177
    14,900   Murphy Oil                                                1,187,977
    23,900   Sunoco                                                      970,579
    28,884   Valero Energy                                               965,015
                                                                    ------------
                                                                      42,933,751
             PRIMARY METAL INDUSTRIES -- 0.9%
    49,703   Alcoa                                                     1,677,476
   115,591   Corning                                                   2,312,976
     7,900   General Cable (1)                                           455,277

  Shares                                                                Value $
----------                                                          ------------
    23,000   Nucor                                                     1,316,060
                                                                    ------------
                                                                       5,761,789
             PRINTING, PUBLISHING & ALLIED
             INDUSTRIES -- 0.4%
    22,344   Gannett                                                     404,873
    11,600   John Wiley & Sons Class A                                   525,944
    47,997   McGraw-Hill                                               1,952,038
                                                                    ------------
                                                                       2,882,855
             RAILROAD TRANSPORTATION -- 0.8%
    24,650   Burlington Northern Santa Fe                              2,566,805
    19,400   CSX                                                       1,311,052
    18,100   Norfolk Southern                                          1,301,752
                                                                    ------------
                                                                       5,179,609
             RUBBER & MISCELLANEOUS PLASTIC
             PRODUCTS -- 0.1%
     2,000   Deckers Outdoor (1)                                         226,020
    18,600   Schulman A                                                  432,078
     7,200   Tupperware Brands                                           280,800
                                                                    ------------
                                                                         938,898
             SECURITY & COMMODITY BROKERS,
             DEALERS, EXCHANGES &
             SERVICES -- 2.0%
     5,700   BlackRock                                                 1,235,247
    39,700   Broadridge Financial Solutions                              821,790
   110,600   Charles Schwab                                            2,531,634
    25,358   Goldman Sachs Group                                       4,666,886
    55,260   Lehman Brothers Holdings                                    958,208
    27,209   T Rowe Price Group                                        1,628,459
    44,200   TD Ameritrade Holding (1)                                   880,022
                                                                    ------------
                                                                      12,722,246
             TOBACCO PRODUCTS -- 1.2%
    80,865   Altria Group                                              1,645,603
     5,200   Lorillard (1)                                               348,972
    90,092   Philip Morris International                               4,653,252
    13,700   UST                                                         720,757
                                                                    ------------
                                                                       7,368,584
             TRANSPORTATION BY AIR -- 0.0%
    11,100   Republic Airways Holdings (1)                               106,671
    14,800   Skywest                                                     225,256
                                                                    ------------
                                                                         331,927
             TRANSPORTATION EQUIPMENT -- 2.0%
     7,600   General Dynamics                                            677,464
    38,237   Harley-Davidson                                           1,446,888
     9,500   Harsco                                                      513,950
    57,539   Honeywell International                                   2,925,283
    28,418   Lockheed Martin                                           2,964,850
    63,577   United Technologies                                       4,067,656
                                                                    ------------
                                                                      12,596,091
             TRANSPORTATION SERVICES -- 0.4%
    10,600   Ambassadors Group                                           164,830
    30,200   CH Robinson Worldwide                                     1,455,640
    21,300   Expeditors International of Washington                      756,363
                                                                    ------------
                                                                       2,376,833

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

  Shares                                                                Value $
----------                                                          ------------
             WATER TRANSPORTATION -- 0.2%
     4,700   Overseas Shipholding Group                                  370,125
    11,200   Tidewater                                                   671,328
                                                                    ------------
                                                                       1,041,453
             WHOLESALE TRADE NON-DURABLE
             GOODS -- 0.4%
    14,729   AmerisourceBergen                                           616,703
     1,100   Brown-Forman Class B                                         79,156
     7,200   Endo Pharmaceuticals Holdings (1)                           166,680
     4,400   Henry Schein (1)                                            235,664
    24,388   Nike Class B                                              1,431,088
                                                                    ------------
                                                                       2,529,291
             WHOLESALE TRADE-DURABLE
             GOODS -- 0.1%
     8,082   Anixter International (1)                                   549,818
    10,500   Houston Wire & Cable                                        206,640
                                                                    ------------
                                                                         756,458
                                                                    ------------
             Total United States                                     539,777,335
                                                                    ------------
             TOTAL COMMON STOCK
                (Cost $629,682,134)                                  609,579,009
                                                                    ------------

 Principal
 Amount $
----------

             SHORT-TERM INVESTMENT -- 3.5%
22,101,982   JPMorgan Chase Bank, N.A. Time
                Deposit (Nassau), 1.570%
                (Cost $22,101,982)                                    22,101,982
                                                                    ------------
             TOTAL INVESTMENTS -- 99.5%
                (Cost $651,784,116)*                                 631,680,991
                                                                    ------------
             OTHER ASSETS LESS
                LIABILITIES -- 0.5%                                    3,165,701
                                                                    ------------
             NET ASSETS -- 100.0%                                   $634,846,692
                                                                    ============

FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2008:

                      NUMBER OF                 EXPIRATION   NET UNREALIZED
                      CONTRACTS      VALUE         DATE       DEPRECIATION
                      ---------   -----------   ----------   --------------
LONG:
   NASDAQ 100 Index       24      $ 4,449,000     Sept-08       $(22,384)
   S&P 500 Index          41       12,987,775     Sept-08        (37,135)
                                                                --------
                                                                $(59,519)
                                                                ========

FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund had the following forward foreign currency contracts outstanding as of July 31, 2008:

                                                            NET
SETTLEMENT         CURRENCY            CURRENCY         UNREALIZED
DATE              TO DELIVER          TO RECEIVE       APPRECIATION
----------      --------------      --------------     ------------
08/18/08        CAD 11,192,045      USD 11,059,224        $128,467
                                                          ========

* At July 31, 2008, the tax basis cost of the Fund's investments was $656,487,707, and the unrealized appreciation and depreciation of investments owned by the Fund were $42,451,580 and $(67,258,296), respectively.

(1)  Denotes non-income producing security.

(2) Security considered illiquid. On July 31, 2008, the value of these securities amounted to $143,995 representing less than 0.1% of the net assets of the Fund.

(3)  Security is fair valued.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008, the value of this security amounted to $143,995, representing less than 0.1% of the net assets of the Fund.

CAD -- Canadian Dollar
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from May 1, 2008 through July 31, 2008 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               Schroder Global Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ----------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 29, 2008


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ----------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 29, 2008


* Print the name and title of each signing officer under his or her signature.